Other Operating, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Operating, Net
Other Operating, Net
Transactions that are denominated in a currency other than an entity's functional currency are subject to changes in exchange rates with the resulting gains and losses recorded within current earnings. The Company includes gains and losses related to receivables and payables as well as the impacts of other operating transactions as a component of Operating income (loss).
Amounts associated with these components for the respective periods are as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Foreign currency gains (losses)	$936	$(1,926)
Other operating income (expense)	487	857
Total	$1,423	$(1,069)

Other Operating, Net
Transactions that are denominated in a currency other than an entity's functional currency are subject to changes in exchange rates with the resulting gains and losses recorded within current earnings. The Company includes these gains and losses related to receivables and payables as well as the impacts of other operating transactions as a component of Operating income (loss).
Amounts associated with these components for the respective periods are as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Foreign currency gains (losses)	$(5,448)	$(2,838)	$151
Other operating income (expense)	3,603	326	136
Total	$(1,845)	$(2,512)	$287